Receivables - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of receivables [Line Items]
Income tax receivable	€ 85	€ 477
Aegon N.V [member]
Disclosure of receivables [Line Items]
Income tax receivable	€ 130	€ 219
Aegon N.V [member] | Top of range [member]
Disclosure of receivables [Line Items]
Receivables from group companies and other receivables, maturity	1 year